Subsequent Events (Details) - Subsequent Event [Member]	Feb. 29, 2024 $ / shares	Feb. 06, 2024 $ / shares shares	Jan. 27, 2024 shares	Jan. 17, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($)	Jan. 12, 2024 TWD ($)
Subsequent Events (Details) [Line Items]
Loan principal amount					$ 654,000	$ 20,000,000
Conversion of Stock, Amount Converted (in Dollars) | $				$ 833,333
Conversion price				$ 3.5
Percentage of average amount				90.00%
Trading days				20 days
Lind received				5 years
Shares of common stock (in Shares) | shares		703,495
Common stock , exercise price				$ 2
Conversion price per share	$ 1
Restricted shares (in Shares) | shares			1,241,615
Price per share		$ 3.5
Common shares, issued (in Shares) | shares		1,000,000
Warrant exercise price		$ 2
Warrant [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock (in Shares) | shares				1,000,000
Convertible Note [Member]
Subsequent Events (Details) [Line Items]
Principal amount (in Dollars) | $				$ 1,000,000